EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The computation of basic earnings per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the "treasury stock" guidelines and the "if-converted" method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Basic earnings per share:
Net income available to shareholders	130,653	83,937	202,768
Diluted earnings per share:
Net income available to shareholders	130,653	83,937	202,768
Interest and other expenses attributable to convertible notes	—	—	7,501
Net income assuming dilution	130,653	83,937	210,269

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2024	2023	2022
Basic earnings per share:
Weighted average number of common shares outstanding*	129,391	126,249	126,789
Diluted earnings per share:
Weighted average number of common shares outstanding*	129,391	126,249	126,789
Effect of dilutive share options	609	335	112
Effect of dilutive convertible notes	—	—	10,476
Weighted average number of common shares outstanding assuming dilution	130,000	126,584	137,377

	Year ended December 31,
	2024	2023	2022
Basic earnings per share:	$1.01	$0.67	$1.60
Diluted earnings per share:	$1.01	$0.66	$1.53

*The weighted average number of common shares outstanding excluded 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent. Accordingly, the total 11,765,142 of shares which had been issued under these arrangements, are not included in the weighted average number of common shares outstanding as of December 31, 2024 (2023 and 2022: 11,765,842).

The weighted average number of common shares outstanding also excludes 1,095,095 shares repurchased by the Company under its Share Repurchase Program during the year ended December 31, 2023. (See also Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).

In May 2023, the Company redeemed the full amount outstanding under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal amount of $84.9 million was fully satisfied in cash. During January and March 2023, the Company purchased bonds with principal amounts totaling $53.0 million from the 4.875% senior unsecured convertible bonds due 2023. As of December 31, 2023, the principal amounts of the repurchased and redeemed bonds were anti-dilutive, assuming if converted, at the start of the period.